Incentive Units - Summary of Incentive Units activity (Details) - Athena Technology Solutions Holdings, LLC [Member] - Incentive Units [Member] - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding	7,130,498	5,725,164
Granted	2,100,000
Forfeited	(441,168)
Repurchased	(253,498)
Vested – December 31, 2025	3,666,580
Authorized – December 31, 2025	7,479,111